Accounts Payable (Details) - Schedule of Accounts Payable - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Accounts Payable (Details) - Schedule of Accounts Payable [Line Items]
Accounts Payable		$ 653,694	$ 27,312
Beijing Fushi Technology Co., LTD [Member]
Accounts Payable (Details) - Schedule of Accounts Payable [Line Items]
Accounts Payable	[1]	653,463	26,812
Others [Member]
Accounts Payable (Details) - Schedule of Accounts Payable [Line Items]
Accounts Payable		$ 231	$ 500

[1]	Haoxi and Fushi agreed a supplementary agreement that Haoxi shall refund 5 percent and 1 percent for fiscal 2024 and 2023 of cash receipts from Fushi in three months after Haoxi receives the cash rebates from the media platform.